Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Q1 2021 Stock Sale [Member] Common Stock [Member]	Q1 2021 Stock Sale [Member] Common Stock Subscribed [Member]	Q1 2021 Stock Sale [Member] Additional Paid-in Capital [Member]	Q1 2021 Stock Sale [Member] Retained Earnings [Member]	Q1 2021 Stock Sale [Member] AOCI Attributable to Parent [Member]	Q1 2021 Stock Sale [Member] Subscription Receivable [Member]	Q1 2021 Stock Sale [Member]	Equity Purchase Agreement [Member] Common Stock [Member]	Equity Purchase Agreement [Member] Common Stock Subscribed [Member]	Equity Purchase Agreement [Member] Additional Paid-in Capital [Member]	Equity Purchase Agreement [Member] Retained Earnings [Member]	Equity Purchase Agreement [Member] AOCI Attributable to Parent [Member]	Equity Purchase Agreement [Member] Subscription Receivable [Member]	Equity Purchase Agreement [Member]	Common Stock [Member]	Common Stock Subscribed [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Subscription Receivable [Member]	Total
Balance (in shares) at Dec. 31, 2020															11,536,720	26,966
Balance at Dec. 31, 2020															$ 69	$ 0	$ 74,671	$ (56,916)	$ 65	$ (129)	$ 17,760
Issuance of common stock, net of issuance costs (in shares)	16,883,420	(26,966)						107,788	0
Issuance of common stock, net of issuance costs	$ 18	$ 0	$ 74,537	$ 0	$ 0	$ 129	$ 74,684	$ 1	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1
Reverse stock split (in shares)															14,285	0
Reverse stock split															$ (60)	$ 0	60	0	0	0	0
Issuance of common stock in connection with Consulting Agreement (in shares)															5,000	0
Issuance of common stock in connection with Consulting Agreement															$ 0	$ 0	5	0	0	0	5
Warrants exercised (in shares)															10,000	0
Warrants exercised															$ 1	$ 0	115	0	0	0	116
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability) (in shares)															21,125	0
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability)															$ 0	$ 0	(23)	0	0	0	(23)
Stock based compensation															0	0	2,368				2,368
Consolidated net loss															0	0	0	(15,894)	0	0	(15,894)
Cumulative translation adjustment															$ 0	$ 0	0	0	(24)	0	(24)
Balance (in shares) at Dec. 31, 2021															28,578,338	0
Balance at Dec. 31, 2021															$ 29	$ 0	151,733	(72,810)	41	0	78,993
Stock based compensation															0		527	0	0		527
Consolidated net loss															0		0	(6,867)	0		(6,867)
Cumulative translation adjustment															$ 0		0	0	12		12
Balance (in shares) at Mar. 31, 2022															28,578,338
Balance at Mar. 31, 2022															$ 29		152,260	(79,677)	53		72,665
Balance (in shares) at Dec. 31, 2021															28,578,338	0
Balance at Dec. 31, 2021															$ 29	$ 0	151,733	(72,810)	41	0	78,993
Consolidated net loss																					(22,255)
Cumulative translation adjustment																					(38)
Balance (in shares) at Sep. 30, 2022															28,627,827
Balance at Sep. 30, 2022															$ 29		153,450	(95,065)	3		58,417
Balance (in shares) at Dec. 31, 2021															28,578,338	0
Balance at Dec. 31, 2021															$ 29	$ 0	151,733	(72,810)	41	0	78,993
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability) (in shares)															49,489	0
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability)															$ 0	$ 0	(23)	0	0	0	(23)
Stock based compensation															0	0	2,275	0	0	0	2,275
Consolidated net loss															0	0	0	(29,025)	0	0	(29,025)
Cumulative translation adjustment															$ 0	$ 0	0	0	(29)	0	(29)
Balance (in shares) at Dec. 31, 2022															28,627,827	0
Balance at Dec. 31, 2022															$ 29	$ 0	153,985	(101,835)	12	0	52,191
Balance (in shares) at Mar. 31, 2022															28,578,338
Balance at Mar. 31, 2022															$ 29		152,260	(79,677)	53		72,665
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability) (in shares)															28,368
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability)															$ 0		(12)	0	0		(12)
Stock based compensation															0		514	0	0		514
Consolidated net loss															0		0	(6,777)	0		(6,777)
Cumulative translation adjustment															$ 0		0	0	(31)		(31)
Balance (in shares) at Jun. 30, 2022															28,606,706
Balance at Jun. 30, 2022															$ 29		152,762	(86,454)	22		66,359
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability) (in shares)															21,121
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability)															$ 0		(11)	0	0		(11)
Stock based compensation															0		699	0	0		699
Consolidated net loss															0		0	(8,611)	0		(8,611)
Cumulative translation adjustment															$ 0		0	0	(19)		(19)
Balance (in shares) at Sep. 30, 2022															28,627,827
Balance at Sep. 30, 2022															$ 29		153,450	(95,065)	3		58,417
Balance (in shares) at Dec. 31, 2022															28,627,827	0
Balance at Dec. 31, 2022															$ 29	$ 0	153,985	(101,835)	12	0	52,191
Issuance of common stock, net of issuance costs (in shares)															150,381
Issuance of common stock, net of issuance costs															$ 0		141	0	0		141
Stock based compensation															0		499	0	0		499
Consolidated net loss															0		0	(7,915)	0		(7,915)
Cumulative translation adjustment															$ 0		0	0	(4)		(4)
Balance (in shares) at Mar. 31, 2023															29,600,323
Balance at Mar. 31, 2023															$ 30		155,396	(109,750)	8		45,684
Balance (in shares) at Dec. 31, 2022															28,627,827	0
Balance at Dec. 31, 2022															$ 29	$ 0	153,985	(101,835)	12	$ 0	$ 52,191
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability) (in shares)																					134,933
Consolidated net loss																					$ (19,500)
Cumulative translation adjustment																					(15)
Balance (in shares) at Sep. 30, 2023															29,810,443
Balance at Sep. 30, 2023															$ 30		156,446	(121,335)	(3)		35,138
Balance (in shares) at Mar. 31, 2023															29,600,323
Balance at Mar. 31, 2023															$ 30		155,396	(109,750)	8		45,684
Issuance of common stock, net of issuance costs (in shares)															75,187
Issuance of common stock, net of issuance costs															$ 0		69	0	0		69
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability) (in shares)															113,812
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability)															$ 0		(21)	0	0		(21)
Stock based compensation															0		513	0	0		513
Consolidated net loss															0		0	(5,976)	0		(5,976)
Cumulative translation adjustment															$ 0		0	0	(1)		(1)
Balance (in shares) at Jun. 30, 2023															29,789,322
Balance at Jun. 30, 2023															$ 30		155,957	(115,726)	7		40,268
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability) (in shares)															21,121
Common stock issued upon vesting of restricted stock units (net of shares withheld for payment of tax liability)															$ 0		(4)	0	0		(4)
Stock based compensation															0		493	0	0		493
Consolidated net loss															0		0	(5,609)	0		(5,609)
Cumulative translation adjustment															$ 0		0	0	(10)		(10)
Balance (in shares) at Sep. 30, 2023															29,810,443
Balance at Sep. 30, 2023															$ 30		$ 156,446	$ (121,335)	$ (3)		$ 35,138